UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-05749

The China Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o Brown Brothers Harriman & Co.

50 Post Office Sq.

Boston, MA 02110

(Address of principal executive offices)

(Name and Address of Agent for Service)	Copy to:

Patrick Keniston Secretary	Laura Flores, Esq. Morgan, Lewis & Bockius LLP
The China Fund, Inc.	101 Park Street
FORESIDE	New York, NY 10178
3 Canal Plaza, Suite 100 Portland, ME 04101

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: July 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK — 97.5%
CHINA — “A” SHARES
Banks — 3.1%
Ping An Bank Co., Ltd. – A	3,657,007		$7,478,672

Beverages — 5.1%
Kweichow Moutai Co., Ltd.—A	43,978		6,190,507
Wuliangye Yibin Co., Ltd.—A	349,061		6,098,192

			12,288,699

Chemicals — 0.7%
Wanhua Chemical Group Co., Ltd.—A	276,643		1,760,887

Construction Materials — 1.7%
Anhui Conch Cement Co., Ltd.—A	660,671		3,779,798
China Jushi Co., Ltd. – A	280,822		362,537

			4,142,335

Electronic Equipment, Instruments & Components — 3.0%
AVIC Jonhon Optronic Technology Co., Ltd.—A	588,991		3,146,366
Luxshare Precision Industry Co., Ltd.—A	1,313,520		4,106,265

			7,252,631

Food Products — 1.0%
Inner Mongolia Yili Industrial Group Co., Ltd.—A	522,454		2,359,170

Health Care Equipment & Supplies — 1.1%
Lepu Medical Technology Beijing Co., Ltd.—A	754,100		2,704,499

Hotels, Restaurants & Leisure — 1.2%
China International Travel Service Corp., Ltd.—A	215,697		2,825,200

Household Durables — 2.6%
Midea Group Co., Ltd. – A	787,629		6,235,418

Insurance — 6.8%
Ping An Insurance Group Company of China, Ltd.—A	1,301,728		16,595,997

Technology Hardware, Storage & Peripherals — 0.7%
Focus Media Information Technology Co., Ltd.—A	2,250,700		1,648,256

TOTAL CHINA — “A” SHARES — (Cost $49,345,719)		26.9%	65,291,764

HONG KONG
Automobiles — 2.0%
Brilliance China Automotive Holdings, Ltd.	4,356,000		4,796,628

Capital Markets — 1.7%
Hong Kong Exchanges & Clearing, Ltd.	122,600		4,169,072

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Diversified Consumer Services — 0.6%
China East Education Holdings, Ltd.144A*	836,000	$1,390,459

Electronic Equipment, Instruments & Components — 0.7%
Kingboard Holdings, Ltd.	695,500	1,728,944

Entertainment — 0.8%
iQIYI, Inc. ADR(1)*	42,800	795,652
Tencent Music Entertainment Group ADR*	82,200	1,172,994

		1,968,646

Health Care Technology — 0.7%
Ping An Healthcare & Technology Co., Ltd.144A(1)*	402,700	1,746,475

Hotels, Restaurants & Leisure — 1.4%
Galaxy Entertainment Group, Ltd.	490,000	3,380,109

Insurance — 3.1%
AIA Group, Ltd.	719,200	7,446,352

Interactive Media & Services — 13.5%
58.com, Inc. ADR*	55,200	3,112,176
Momo, Inc. ADR	68,500	2,326,945
SINA Corp.*	38,900	1,521,768
Tencent Holdings, Ltd.	505,000	23,752,866
YY, Inc. ADR*	33,100	2,124,689

		32,838,444

Internet & Direct Marketing Retail — 14.3%
Alibaba Group Holding, Ltd. ADR*	148,501	25,707,007
Ctrip.com International, Ltd. ADR*	84,600	3,297,708
JD.com, Inc. ADR*	192,000	5,742,720

		34,747,435

IT Services — 1.3%
Chinasoft International, Ltd.*	6,444,000	3,251,573

Pharmaceuticals — 2.2%
Sino Biopharmaceutical, Ltd.	4,332,000	5,356,791

Professional Services — 0.9%
51job, Inc. ADR*	26,500	2,055,075

Real Estate Management & Development — 7.3%
China Overseas Property Holdings, Ltd.	5,975,000	3,053,084
China Resources Land, Ltd.	1,514,000	6,527,404
CIFI Holdings Group Co., Ltd.	6,316,000	4,074,500

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Name of Issuer and Title of Issue	Shares			Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Real Estate Management & Development (continued)
Times China Holdings, Ltd.		2,303,000		$4,077,538

				17,732,526

Semiconductors & Semiconductor Equipment — 0.2%
ASM Pacific Technology, Ltd.		41,300		486,168

Specialty Retail — 1.5%
Zhongsheng Group Holdings, Ltd.		1,291,500		3,629,593

TOTAL HONG KONG — (Cost $101,611,385)			52.2%	126,724,290

HONG KONG — “H” SHARES
Banks — 9.9%
Agricultural Bank of China, Ltd.		17,118,000		6,975,648
China Construction Bank Corp.		10,980,000		8,513,966
Industrial & Commercial Bank of China, Ltd.		12,641,000		8,558,510

				24,048,124

Capital Markets — 3.5%
China International Capital Corp., Ltd.144A		2,164,400		4,136,280
CITIC Securities Co., Ltd.		2,248,500		4,354,447

				8,490,727

Insurance — 3.8%
New China Life Insurance Co., Ltd.		1,841,000		9,242,452

Oil, Gas & Consumable Fuels — 1.1%
China Petroleum & Chemical Corp.		4,116,000		2,660,521

TOTAL HONG KONG — “H” SHARES — (Cost $42,972,309)			18.4%	44,441,824

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $144,583,694)			70.6%	171,166,114

TOTAL COMMON STOCK — (Cost $193,929,413)			97.5%	236,457,878

COLLATERAL FOR SECURITIES ON LOAN — 0.8%
Fidelity Investments Money Market Government Portfolio, 2.23%¥ (Cost $2,041,080)		2,041,080	0.8%	2,041,080

	Principal Amount
SHORT TERM INVESTMENTS — 2.3%
Time Deposits —2.3%
BNP Paribas—Paris, 0.87%, 8/1/2019	HKD	3,448,585		440,536
JPMorgan Chase – New York, 1.75%, 8/1/2019	USD	1,193,632		1,193,632

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Name of Issuer and Title of Issue	Principal Amount			Value (Note A)
SHORT TERM INVESTMENTS (continued)
Citibank – New York, 1.75%, 8/1/2019	USD	4,000,000		$4,000,000

TOTAL SHORT TERM INVESTMENTS — (Cost $5,634,168)			2.3%	5,634,168

TOTAL INVESTMENTS — (Cost $201,604,661)			100.6%	244,133,126

OTHER ASSETS AND LIABILITIES			(0.6)%	(1,478,132)

NET ASSETS			100.0%	$242,654,994

Notes to Schedule of Investments

*	Denotes non-income producing security.
¥	Rate shown is the 7-day yield as of July 31, 2019.
(1)

Securities (or a portion of the security) is on loan. As of July 31, 2019, the market value of the securities loaned was $1,946,750. The loaned securities were secured with cash collateral of $2,041,080. Collateral is calculated based on prior day’s prices.

144A

Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these restricted securities amounted to $7,273,214, which represented 3.0% of total net assets.

ADR	American Depositary Receipt

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

HKD - Hong Kong dollar

See notes to schedule of investments.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

NOTE A – Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities, if any, are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$236,457,878	$—	$—	$236,457,878
Collateral on Securities on Loan	2,041,080	—	—	2,041,080
Short Term Investments	—	5,634,168	—	5,634,168

TOTAL INVESTMENTS	$238,498,958	$5,634,168	$—	$244,133,126

*	Please refer to the Schedule of Investments for additional security details.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure by this paragraph based on their evaluation of the controls and procedures required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15(d)-15(b) under the Securities Exchange Act of 1934 (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China Fund, Inc.

By

/s/ Frank Wheeler
Frank Wheeler
President of The China Fund, Inc.

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

/s/ Frank Wheeler
Frank Wheeler
President of The China Fund, Inc.

Date: September 26, 2019

By

/s/ Monique Labbe
Monique Labbe
Treasurer of The China Fund, Inc.

Date: September 26, 2019